CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,583,926	$ 248,553	¥ 1,299,658
Restricted cash	781	123	797
Short-term investments	262,813	41,241	360,803
Accounts receivable (net of allowance for credit losses of RMB100,020 and RMB92,695 (US$14,545) as of December 31, 2020 and 2021, respectively)	170,305	26,725	225,586
Prepayments and other current assets	479,329	75,217	835,694
Due from related parties	101,333	15,901	224,323
Total current assets	2,598,487	407,760	2,946,861
Non-current assets
Property and equipment, net	101,794	15,974	101,984
Operating lease right-of-use assets	45,181	7,090	17,729
Intangible assets, net	10,052	1,577	12,575
Long-term investments	1,994,397	312,964	2,409,726
Due from related parties	111,335	17,471	3,522
Deferred tax assets	14,384	2,257	15,607
Other non-current assets	102,688	16,112	105,479
Total non-current assets	2,379,831	373,445	2,666,622
Total assets	4,978,318	781,205	5,613,483
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB140,741 and RMB184,078 (US$28,886) as of December 31, 2020 and 2021, respectively) (Note 1)
Accounts payable	134,879	21,165	105,832
Accrued expenses and other current liabilities	1,137,348	178,475	1,390,042
Due to related parties	37,760	5,925	48,938
Income tax payable	43,907	6,890	27,505
Total current liabilities	1,353,894	212,455	1,572,317
Non-current liabilities (including non-current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB22,141 and RMB7,947(US$1,247) as of December 31, 2020 and 2021, respectively) (Note 1)
Deferred tax liabilities	58,564	9,190	60,502
Other non-current liabilities	205,717	32,281	192,272
Total non-current liabilities	264,281	41,471	252,774
Total liabilities	1,618,175	253,926	1,825,091
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	2,685,544	421,420	2,726,619
Retained earnings	505,085	79,259	857,188
Accumulated other comprehensive income	88,262	13,850	163,340
Total Cheetah Mobile Inc. shareholders' equity	3,279,126	514,566	3,747,381
Noncontrolling interests	81,017	12,713	41,011
Total shareholders' equity	3,360,143	527,279	3,788,392
Total liabilities and shareholders' equity	4,978,318	781,205	5,613,483
Common Class A [Member]
Shareholders' equity
Ordinary shares	79	12	78
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 25	¥ 156